Leases - Maturities of operating lease liabilities (Details) - Dec. 31, 2021 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Leases
2022	¥ 2,589	$ 406
2023	1,193	187
2024	459	72
Total lease payments	4,241	665
Less imputed interest	(177)	(28)
Total	¥ 4,064	$ 637